                 [ANNOTATED FORM N-CSR FOR SEMI-ANNUAL REPORTS]


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21364
                                   ---------------------------------------------

                          SCHRODER GLOBAL SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY    10022
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

Carin F. Muhlbaum, 875 Third Avenue, 22nd Floor, New York, NY  10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-492-6000
                                                   -----------------------------

Date of fiscal year end: 4/30/2004
                        --------------------------------------------------------

Date of reporting period: 10/31/2003
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SCHRODER NORTH AMERICAN EQUITY FUND

                                          November 21, 2003

Dear Shareholder:

We are pleased to provide the semi-annual report to shareholders of the Schroder North American Equity Fund, which covers the period from inception on September 17, 2003 to October 31, 2003. This report includes comments from the portfolio manager, the schedule of investments and other relevant information regarding the Fund. We encourage you to read the report and we thank you for making Schroders part of your investment program.

The six months ending October 31 was marked by market volatility - equity and fixed income, domestic and international, large cap and small cap all saw fluctuations caused by a variety of factors. However, towards the end of the timeframe, positive signs began to emerge allowing some degree of investor optimism and driving markets up once again.

Perhaps the most significant event thus far in 2003 was the war in Iraq. As talks to avert fighting took place, the uncertainty of the situation pushed markets down. However, once the conflict began, markets rose. This occurred at the same time companies began to report better than expected profit growth.

In the U.S., the federal tax cut helped drive more money into the market. In addition, it encouraged consumers to spend, thus boosting overall returns and company profits. However, it is unclear to what extent the new tax law will impact long-term investment. The Federal Reserve continues to play a major role in the recovery effort and has publicly stated that it is committed to keeping interest rates low for extended periods to stimulate the economy.

Despite the recent strong economic activity in the U.S., there is still cause for concern given that the economic recovery the U.S. experienced thus far has not been accompanied by job growth. Business hiring, which is a critical component to any recovery, has not seen the upswing that is typically required for any sustainable momentum.

It is important to emphasize the necessity of taking a long-term outlook to your portfolio and the need for diversifying among a range of domestic and international equity and bond funds.

We thank you for making Schroders part of your investment goals and for your continued confidence.

                                          -s- Catherine A. Mazza
                                          Catherine A. Mazza
                                          President

The views expressed in the following report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manger on the date this semi-annual report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs. Certain securities described in these reports may no longer be held by the Fund and therefore no longer appear in the Schedule of Investments as of October 31, 2003.

SCHRODER NORTH AMERICAN EQUITY FUND

MANAGEMENT DISCUSSION AND ANALYSIS (as of November 21, 2003)

PERFORMANCE

The Schroder North American Equity Fund had a total return of 2.80% for the period from inception on September 17, 2003 to October 31, 2003. This compares to the Fund's benchmark, the FTSE North American Index, which had a total return of 2.78% for the same period. The Fund also outperformed the S&P 500 Index, a measurement of large capitalization U.S. companies, which rose 2.61% for the period.

Performance was positive across the short period under review, due primarily to effective stock selection strategies in the financial and consumer staples sectors.

MARKET BACKGROUND

Recently, U.S. markets recently have been through volatile times. While lower interest rates and fiscal stimulus policies had a positive impact, investors became concerned with the tensions in and subsequent war with Iraq, the SARS outbreak and corporate profits. In this uncertain market environment, earnings stability and visibility were both attractive and sought after characteristics. This was highlighted by the premium placed on companies with more defensive earnings profiles, and the underperformance of the technology, media and telecommunications sectors.

Overall, during the six months ending October 31, U.S. markets rose. Although the U.S. labor statistics remained weak, the rebound was partially attributable to increased signs of a global economic recovery in the U.S., an improving credit cycle and analyst upgrades of corporate earnings. Retail sales figures also provided a nice surprise, as consumer spending remained strong due to both mortgage refinancings and the federal tax cuts.

The Federal Reserve continued to play a major role with their efforts to alleviate the threat of deflation and assist economic activity. The current Fed rate is at its lowest level in 45 years. Finally, the U.S. dollar weakened over the period, mainly due to the U.S. deficit and the government's benign attitude toward the weaker dollar.

PORTFOLIO REVIEW

The Fund began investment operations in mid-September with a strategy based on quantitative research techniques. The result is a highly diversified schedule of investments where the majority of risk is taken via stock selection and the modest over and underweight positions relative to the benchmark at the sector level were intended to manage some of that risk.

At the end of October, the Fund held over 400 stocks. Of these holdings, there was a slight bias towards the non-cyclical sectors versus cyclically geared industries (for example overweight in pharmaceuticals versus underweight in basic industries). In addition, holdings in mega-cap and small cap companies outweighed those included in the benchmark, at the expense of mid-sized companies.

SCHRODER NORTH AMERICAN EQUITY FUND

OUTLOOK

The economic outlook in North America presents a mixed picture for investors. We believe that good corporate cash flow, primarily a result of cost cutting, along with fiscal stimulus packages and monetary policies, should continue to support economic activity. During the fourth quarter of 2003, we expect growth to continue, benefiting mainly from the current inventory rebuilding. Although the economy is growing faster than expected, excess capacity should prevent an increase in inflation.

However, a major cause for concern is the fact that the recovery thus far is not a by-product of an improving labor market. Therefore, it is possible that the current growth is unsustainable and may slow in 2004. Two major causes of growth in 2003 were the federal tax cuts and mortgage refinancings. Now that the impact of both of these is fading, declines in the unemployment rate may be necessary to support consumption. Accordingly, we believe it is unlikely that central banks, including the U.S. Federal Reserve, will tighten monetary policy until a more sustained growth pattern is established.

In this environment, the Fund is expected to diversify holdings across a wide range of uncorrelated strategies that in aggregate give it broad exposure to value, growth and quality characteristics, with the intention of adding value through the market cycle.

PERFORMANCE INFORMATION

                                                                      SINCE
                                                                    INCEPTION*
                                                                    ----------
Schroder North American Equity Fund                                   2.80%
FTSE North American Index**                                           2.78
S&P 500 Index**                                                       2.61

*  The Fund commenced operations on September 17, 2003

** The FTSE North American Index is a market capitalization value weighted composite index of over 700 U.S. and Canadian companies and reflects the re-investment of dividends. The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

"Total Return" is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

                                 TOP 10 HOLDINGS

SECURITY                                                         % OF NET ASSETS
--------------------------------------------------------------------------------
General Electric                                                       2.8%
Microsoft                                                              2.7
Pfizer                                                                 2.5
Exxon Mobil                                                            2.2
Citigroup                                                              2.2
Intel                                                                  2.1
Wal-Mart Stores                                                        1.9
American International Group                                           1.6
Johnson & Johnson                                                      1.5
Cisco Systems                                                          1.4

                                 TOP 10 SECTORS

SECTOR                                                           % OF NET ASSETS
--------------------------------------------------------------------------------
Diversified Financials                                                 8.4%
Banks                                                                  8.3
Pharmaceuticals                                                        8.3
Insurance                                                              5.1
Media                                                                  4.4
Integrated Oil & Gas                                                   4.3
Industrial Conglomerates                                               3.9
Systems Software                                                       3.8
Semiconductors                                                         3.6
Health Care Equipment & Services                                       3.5

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003 (UNAUDITED)

 SHARES                                                       VALUE
----------------------------------------------------------------------
        COMMON STOCKS (99.7%)

        BERMUDA (0.4%)

        INSURANCE (0.3%)
 21,392 ACE                                                $  770,112
 14,598 Arch Capital Group (1)                                532,827
  7,501 IPC Holdings                                          280,912
 14,326 PartnerRe Holdings                                    777,472
                                                           ----------
                                                            2,361,323
                                                           ----------
        SEMICONDUCTOR EQUIPMENT (0.1%)
 13,259 Marvell Technology
          Group (1)                                           580,877
                                                           ----------
        Total Bermuda                                       2,942,200
                                                           ----------
        CANADA (3.8%)

        AEROSPACE & DEFENSE (0.1%)
208,175 Bombardier                                            935,015
                                                           ----------
        BANKS (0.5%)
 25,128 Bank of Montreal                                      940,453
 25,869 Bank of Nova Scotia                                 1,284,962
 40,850 Royal Bank of Canada                                1,967,420
                                                           ----------
                                                            4,192,835
                                                           ----------
        CHEMICALS (0.1%)
 64,031 Methanex                                              632,999
                                                           ----------
        DIVERSIFIED FINANCIALS (0.1%)
 30,302 Power of Canada                                       995,698
                                                           ----------
        DIVERSIFIED TELECOMMUNICATION
          SERVICES (0.1%)
 48,759 BCE                                                 1,104,249
                                                           ----------
        FOOD RETAIL (0.1%)
 16,800 Loblaw                                                813,839
                                                           ----------
        GENERAL MERCHANDISE STORES (0.1%)
 19,217 Canadian Tire                                         595,442
                                                           ----------
        INSURANCE (0.5%)
 25,382 Great West Lifeco                                     786,273
 50,404 Manulife Financial                                  1,529,654
 76,236 Sun Life Financial                                  1,885,005
                                                           ----------
                                                            4,200,932
                                                           ----------
        INTEGRATED OIL & GAS (0.6%)
 57,489 EnCana                                              1,974,528
 30,800 Husky Energy                                          506,148
 26,000 Imperial Oil                                        1,034,832
 32,574 Petro-Canada                                        1,313,043
                                                           ----------
                                                            4,828,551
                                                           ----------
        MEDIA (0.4%)
 29,552 Quebecor World                                        504,473
 45,178 Rogers Communications                                 711,235
 58,900 Shaw Communications                                   824,479
 25,916 Thomson                                               848,628
                                                           ----------
                                                            2,888,815
                                                           ----------
        METALS & MINING (0.3%)
 87,990 Barrick Gold                                        1,712,335
 20,434 Dofasco                                               494,087
                                                           ----------
                                                            2,206,422
                                                           ----------
        OIL & GAS EXPLORATION
          & PRODUCTION (0.5%)
 33,938 Baytex Energy Trust (1)                               270,876
 31,098 Canadian Natural Resources                          1,321,025
 11,312 Crew Energy (1)                                        29,609
 32,773 Nexen                                                 919,747
 27,027 Talisman Energy                                     1,320,336
                                                           ----------
                                                            3,861,593
                                                           ----------
        PAPER & FOREST PRODUCTS (0.1%)
 66,738 Domtar                                                743,305
                                                           ----------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                            VALUE
-----------------------------------------------------------
         PHARMACEUTICALS (0.1%)
 30,157  Biovail (1)                           $    725,754
                                               ------------
         RAILROADS (0.1%)
 31,078  Canadian Pacific Railway                   871,236
                                               ------------
         REAL ESTATE INVESTMENT TRUSTS (0.0%)
 26,166  RioCan Real Estate                         288,450
                                               ------------
         TELECOMMUNICATIONS EQUIPMENT (0.1%)
232,906  Nortel Networks (1)                      1,039,025
                                               ------------
         Total Canada                            30,924,160
                                               ------------
         SINGAPORE (0.1%)

         ELECTRONIC EQUIPMENT
           & INSTRUMENTS (0.1%)
 37,719  Flextronics International (1)              528,066
                                               ------------
         SWEDEN (0.1%)

         AUTO COMPONENTS (0.1%)
 12,913  Autoliv                                    427,679
                                               ------------
         UNITED KINGDOM (0.1%)

         TELECOMMUNICATIONS EQUIPMENT (0.1%)
 38,750  Amdocs (1)                                 831,575
                                               ------------
         UNITED STATES (95.2%)

         AEROSPACE & DEFENSE (1.6%)
 54,544  Boeing                                $  2,099,399
 12,235  General Dynamics                         1,024,069
 81,439  Honeywell International                  2,492,848
 22,400  L-3 Communications
           Holdings (1)                           1,046,976
 26,717  Lockheed Martin                          1,238,600
  8,885  Northrop Grumman                           794,319
 51,031  Raytheon                                 1,351,301
 26,847  Rockwell Collins                           736,950
 27,616  United Technologies                      2,338,799
                                               ------------
                                                 13,123,261
                                               ------------
         AIR FREIGHT & COURIERS (0.6%)
 10,717  C.H. Robinson Worldwide                    419,892
 25,977  EGL (1)                                    423,685
 14,162  FedEx                                    1,072,913
 37,660  United Parcel Service                    2,731,103
                                               ------------
                                                  4,647,593
                                               ------------
         APPAREL RETAIL (0.4%)
 13,978  Coach (1)                                  495,800
 83,861  Gap                                      1,600,068
 67,136  Limited Brands                           1,181,593
                                               ------------
                                                  3,277,461
                                               ------------
         APPLICATION SOFTWARE (0.5%)
 54,255  BEA Systems (1)                            754,145
 18,240  Citrix Systems (1)                         461,107
 22,998  Intuit (1)                               1,149,440
 14,429  Macromedia (1)                             275,738
 17,758  Mercury Interactive (1)                    824,682
  7,252  Micros Systems (1)                         293,633
                                               ------------
                                                  3,758,745
                                               ------------
         AUTO COMPONENTS (0.1%)
 80,336  Delphi                                     714,990
                                               ------------
         AUTOMOBILES (0.9%)
171,411  Ford Motor                               2,079,215
 57,482  General Motors                           2,452,757
 34,007  Harley Davidson                          1,612,272
 10,979  Paccar                                     866,902
                                               ------------
                                                  7,011,146
                                               ------------
         BANKS (7.8%)
 55,006  Amsouth Bancorp                          1,299,242
117,840  Bank of America                          8,924,023
 35,751  Bank of New York                         1,115,074
 68,922  Bank One                                 2,925,739
 29,100  Banknorth Group                            911,412
 37,140  Charter One Financial                    1,186,995

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                            VALUE
-----------------------------------------------------------
 17,100  City National                         $  1,029,591
 23,600  Comerica                                 1,214,928
 25,024  Fifth Third Bancorp                      1,450,391
 24,968  First Tennessee National                 1,132,549
 93,657  FleetBoston Financial                    3,782,806
 24,055  Greater Bay Bancorp                        648,523
 22,700  Hudson United Bancorp                      823,783
 50,250  Huntington Bancshares                    1,088,415
 50,400  Keycorp                                  1,423,800
 17,491  Mellon Financial                           522,456
 62,117  National City                            2,028,741
 25,627  Netbank                                    351,346
 23,446  Old Republic International                 842,649
 40,234  PNC Financial
           Services Group                         2,155,335
 15,506  Popular                                    697,770
 12,028  Provident Financial Group                  354,225
 30,100  Regions Financial                        1,106,175
 10,471  South Financial Group                      273,607
 29,798  SunTrust Banks                           1,998,552
182,003  U.S. Bancorp                             4,954,122
125,245  Wachovia                                 5,744,988
 93,867  Washington Mutual                        4,106,681
138,401  Wells Fargo                              7,794,744
 16,100  Zions Bancorp                              986,769
                                               ------------
                                                 62,875,431
                                               ------------
         BEVERAGES (2.3%)
 76,726  Anheuser Busch                           3,779,523
208,692  Coca Cola                                9,683,309
  8,809  Coors (Adolph) - Class B                   493,744
 99,086  Pepsico                                  4,738,292
                                               ------------
                                                 18,694,868
                                               ------------
         BIOTECHNOLOGY (1.3%)
103,479  Amgen (1)                                6,390,863
 22,284  Biogen (1)                                 901,834
 10,510  Cambrex                                    248,457
  8,996  Cephalon (1)                               422,452
 16,943  Chiron (1)                                 925,596
  5,792  Genentech (1)                              474,770
  6,568  Genzyme (1)                                301,471
 18,212  Gilead Sciences (1)                        994,011
                                               ------------
                                                 10,659,454
                                               ------------
         BUILDING PRODUCTS (0.2%)
 56,592  Masco                                    1,556,280
                                               ------------
         CASINOS & GAMING (0.1%)
 20,932  Alliance Gaming (1)                        507,601
 66,693  Park Place Entertainment (1)               640,253
                                               ------------
                                                  1,147,854
                                               ------------
         CHEMICALS (1.1%)
  7,263  Albemarle                                  194,794
 46,006  Crompton                                   246,592
 30,741  Dow Chemical                             1,158,628
 91,195  DuPont (E.I.) de Nemours                 3,684,278
 27,267  Eastman Chemcial                           885,087
 15,600  Ferro                                      320,268
 17,100  Lubrizol                                   518,130
 28,620  Schulman (A.)                              543,494
 17,391  Sigma Aldrich                              912,158
                                               ------------
                                                  8,463,429
                                               ------------
         COMMERCIAL SERVICES & SUPPLIES (1.9%)
 13,845  Apollo Group - Class A (1)                 879,573
 37,468  Automatic Data Processing                1,414,042
 16,771  Avery Dennison                             881,819
110,093  Cendant (1)                              2,249,200
 75,207  Concord EFS (1)                            803,963
 23,659  Donnelley (R.R.) & Sons                    615,134
 18,610  Expeditors International
           Washington                               698,619
 35,136  First Data                               1,254,355
 24,788  FISERV (1)                                 875,512
 22,843  H&R Block                                1,075,677

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                            VALUE
-----------------------------------------------------------
 46,325  IMS Health                            $  1,090,027
 18,365  Paychex                                    714,766
 30,097  Pitney Bowes                             1,236,987
 20,393  SEI Investments                            593,844
 22,793  Waste Management                           590,795
                                               ------------
                                                 14,974,313
                                               ------------
         COMPUTER & ELECTRONICS RETAIL (0.3%)
 17,430  Best Buy (1)                             1,016,343
 51,700  Circuit City Stores                        493,218
 28,620  Radioshack                                 858,314
                                               ------------
                                                  2,367,875
                                               ------------
         COMPUTER HARDWARE (3.1%)
207,876  Dell Inc. (1)                            7,508,689
262,207  Hewlett Packard                          5,849,838
124,849  IBM                                     11,171,489
123,922  Sun Microsystems (1)                       490,731
                                               ------------
                                                 25,020,747
                                               ------------
         COMPUTER STORAGE & PERIPHERALS (0.7%)
199,082  EMC (1)                                  2,755,295
 11,660  Factset Research Systems                   508,843
 15,520  Lexmark International (1)                1,142,427
 42,241  Network Appliance (1)                    1,042,508
 29,492  Western Digital (1)                        396,667
                                               ------------
                                                  5,845,740
                                               ------------
         CONSTRUCTION & ENGINEERING (0.1%)
 36,300  USG (1)                                    608,025
                                               ------------
         CONTAINERS & PACKAGING (0.1%)
 41,529  Owens-Illinois (1)                         510,806
 18,099  Sonoco Products                            384,966
                                               ------------
                                                    895,772
                                               ------------
         DEPARTMENT STORES (0.5%)
 20,599  Kohl's (1)                               1,154,986
 49,337  May Department Stores                    1,379,462
 35,171  Sears Roebuck                            1,851,050
                                               ------------
                                                  4,385,498
                                               ------------
         DIVERSIFIED FINANCIALS (8.3%)
  6,800  Affiliated Managers
           Group (1)                                493,000
 17,335  Alliance Capital
           Management L.P.                          581,936
 23,754  American Capital Strategies                641,358
115,779  American Express                         5,433,508
 56,676  BB&T Financial                           2,191,661
 13,233  Bear Stearns                             1,009,016
  8,911  Blackrock                                  457,580
 13,535  Capital One Financial                      822,928
 64,969  Charles Schwab                             880,980
375,708  Citigroup                               17,808,559
 15,524  Countrywide Financial                    1,631,883
 11,511  Doral Financial                            581,306
 57,432  Fannie Mae                               4,117,300
 25,700  Federated Investors                        710,605
 25,061  First American                             717,998
 24,770  Franklin Resources                       1,174,593
 66,166  Freddie Mac                              3,713,898
 23,131  Goldman Sachs Group                      2,172,001
 28,541  Green Point Financial                      889,052
184,394  J.P. Morgan Chase                        6,619,745
  8,964  Lehman Brothers Holdings                   645,408
 91,549  MBNA                                     2,265,838
 44,612  Merrill Lynch                            2,641,030
 69,412  Morgan Stanley                           3,808,636
 14,850  New Century Financial                      550,638
 44,682  SLM                                      1,749,747
 37,254  State Street                             1,950,619
  3,505  Student Loan                               453,968
                                               ------------
                                                 66,714,791
                                               ------------
         DIVERSIFIED TELECOMMUNICATION
           SERVICES (3.0%)
 36,860  Alltel                                   1,742,372

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                                     VALUE
-------------------------------------------------------------------
 41,125  AT&T                                           $   764,514
165,164  BellSouth                                        4,345,465
 20,256  CenturyTel                                         724,152
 18,695  Plantronics (1)                                    519,908
278,965  SBC Communications                               6,689,581
 93,521  Sprint - FON Group                               1,496,336
 11,366  Utstarcom (1)                                      358,029
226,376  Verizon Communications                           7,606,233
                                                        -----------
                                                         24,246,590
                                                        -----------
         DRUG RETAIL (0.4%)
 45,532  CVS                                              1,601,816
 52,277  Walgreen                                         1,820,285
                                                        -----------
                                                          3,422,101
                                                        -----------
         ELECTRIC UTILITIES (2.3%)
 30,354  Ameren                                           1,355,306
 22,902  Cinergy                                            831,572
 33,247  Dominion Resources                               2,048,015
 24,002  DTE Energy                                         885,194
 97,524  Duke Energy                                      1,770,061
 49,345  Edison International (1)                           972,590
 35,292  Exelon                                           2,239,277
  9,693  FPL Group                                          617,832
 17,171  Great Plains Energy                                547,411
 17,312  Idacorp                                            470,021
  8,556  NSTAR                                              399,565
 21,592  Pinnacle West Capital                              789,404
 27,010  PPL                                              1,078,239
 36,768  Public Service
           Enterprise Group                               1,502,708
 67,349  Southern                                         2,007,000
 29,371  TECO Energy                                        385,641
 12,991  WPS Resources                                      575,891
                                                        -----------
                                                         18,475,727
                                                        -----------
         ELECTRICAL EQUIPMENT (0.4%)
 42,368  American Power Conversion                          857,105
 22,123  Emerson Electric                                 1,255,480
 33,584  Rockwell Automation                              1,042,783
                                                        -----------
                                                          3,155,368
                                                        -----------
         ELECTRONIC EQUIPMENT
           & INSTRUMENTS (0.9%)
 18,490  Agilent Technologies (1)                           460,771
 34,520  Avnet (1)                                          669,688
 12,737  Energizer Holdings (1)                             468,722
 22,869  Gentex                                             893,034
 16,280  Intersil                                           419,861
 18,567  Invision Technologies (1)                          504,465
 24,540  Molex                                              770,311
 32,386  PerkinElmer                                        583,272
 23,970  Semtech (1)                                        532,134
 12,404  Trimble Navigation (1)                             342,971
 26,584  Waters (1)                                         835,535
 22,400  Zoran (1)                                          373,184
                                                        -----------
                                                          6,853,948
                                                        -----------
         FOOD DISTRIBUTORS (0.2%)
 12,266  Hershey Foods                                      945,709
 24,200  Sysco                                              814,572
                                                        -----------
                                                          1,760,281
                                                        -----------
         FOOD PRODUCTS (2.0%)
170,432  Altria Group                                     7,925,088
 66,700  Archer Daniels Midland                             957,145
 14,478  Bunge                                              392,354
 41,348  Kellogg                                          1,369,859
 48,400  Kraft Foods                                      1,408,440
 94,686  Sara Lee                                         1,887,092
 15,897  Sensient Technologies                              305,223
  8,019  Tootsie Roll Industries                            264,547
 30,553  Tyson Foods                                        435,991
 25,870  Wrigley (WM) Jr.                                 1,459,068
                                                        -----------
                                                         16,404,807
                                                        -----------
         FOOD RETAIL (0.3%)
 88,572  Kroger (1)                                       1,549,124

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                                     VALUE
-------------------------------------------------------------------
 72,100  Winn-Dixie Stores                              $   583,289
                                                        -----------
                                                          2,132,413
                                                        -----------
         GAS UTILITIES (0.3%)
 15,785  Kinder Morgan                                      845,287
 13,062  Nicor                                              447,635
 11,496  Northern Border Partners                           458,116
  7,836  Peoples Energy                                     316,966
  9,213  UGI                                                283,760
                                                        -----------
                                                          2,351,764
                                                        -----------
         GENERAL MERCHANDISE STORES (2.6%)
 18,691  BJ'S Wholesale Club (1)                            480,172
 52,146  Costco Wholesale (1)                             1,844,404
 49,132  Dollar General                                   1,103,996
 53,169  Target                                           2,112,936
257,480  Wal-Mart Stores                                 15,178,446
                                                        -----------
                                                         20,719,954
                                                        -----------
         HEALTH CARE EQUIPMENT &
           SERVICES (3.5%)
 18,598  Amerisource Bergen                               1,055,808
 15,099  Anthem Insurance (1)                             1,033,225
 35,934  Applera - Applied Biosystems                       829,357
 22,885  Apria Healthcare Group (1)                         663,665
 16,200  Boston Scientific (1)                            1,097,064
 15,264  Cardinal Health                                    905,766
 38,191  Caremark Rx (1)                                    956,684
 22,713  Cigna                                            1,295,777
 33,051  Guidant                                          1,685,931
 18,464  Health Management
           Associates                                       408,978
 25,341  Laboratory of America (1)                          898,338
 36,500  McKesson                                         1,104,855
 23,739  Medco Health Solutions (1)                         788,135
107,930  Medtronic                                        4,918,370
  7,872  Mid Atlantic
           Medical Services (1)                             459,725
 28,200  Province Healthcare (1)                            362,088
 10,880  Renal Care Group (1)                               408,109
 12,905  Resmed (1)                                         539,042
 23,121  St. Jude Medical (1)                             1,344,717
 18,020  Stryker                                          1,461,602
 15,784  Sunrise Senior Living (1)                          456,158
 76,856  Tenet Healthcare (1)                             1,060,613
 22,925  Triad Hospitals (1)                                704,485
 16,200  Wellpoint Health
            Networks (1)                                  1,440,180
 29,483  Zimmer Holdings (1)                              1,881,310
                                                        -----------
                                                         27,759,982
                                                        -----------
         HOME IMPROVEMENT RETAIL (1.2%)
 51,494  Lowes Cos                                        3,034,542
188,603  The Home Depot                                   6,991,513
                                                        -----------
                                                         10,026,055
                                                        -----------
         HOTELS (0.1%)
 16,636  Carnival                                           580,763
                                                        -----------
         HOUSEHOLD DURABLES (0.3%)
 12,882  Black & Decker                                     615,888
  8,753  Lancaster Colony                                   347,582
 26,419  Maytag                                             671,042
 41,166  Newell Rubbermaid                                  938,585
                                                        -----------
                                                          2,573,097
                                                        -----------
         HOUSEHOLD PRODUCTS (2.0%)
 57,389  Colgate Palmolive                                3,052,521
 50,053  Kimberly Clark                                   2,643,299
109,232  Proctor & Gamble                                10,736,413
                                                        -----------
                                                         16,432,233
                                                        -----------
         INDUSTRIAL CONGLOMERATES (3.9%)
 52,774  3M                                               4,162,285
777,364  General Electric                                22,551,330
 23,343  Textron                                          1,159,914
175,208  Tyco International                               3,658,343
                                                        -----------
                                                         31,531,872
                                                        -----------

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                             VALUE
-----------------------------------------------------------
          INSURANCE (4.3%)
 60,723   Aflac                                 $ 2,215,175
 33,631   Allstate                                1,328,424
214,664   American
             International Group                 13,058,011
 60,179   Aon                                     1,317,920
 23,310   Berkley (WR)                              799,300
     36   Berkshire Hathaway (1)                  2,801,160
  5,437   Delphi Financial Group                    273,862
 31,217   Fidelity National Financial               965,230
 22,571   Freemont General                          375,356
 10,493   Landamerica
             Financial Group                        524,755
 54,675   Marsh & McClennan                       2,337,356
 18,691   MBIA                                    1,114,170
 87,469   Metlife                                 2,746,527
 18,103   MGIC Investment                           928,865
 54,023   Principal Financial Group               1,693,621
 16,075   Prudential Financial                      621,138
 22,500   Torchmark                                 987,300
  8,549   XL Capital                                594,156
                                                -----------
                                                 34,682,326
                                                -----------
          INTEGRATED OIL & GAS (3.7%)
 74,160   ChevronTexaco                           5,510,088
 42,730   ConocoPhillips                          2,442,020
491,432   Exxon Mobil                            17,976,583
 42,849   Marathon Oil                            1,267,045
 13,080   National Fuel & Natural Gas               292,338
 43,009   Occidental Petroleum                    1,516,497
 19,495   Stone Energy (1)                          704,549
                                                -----------
                                                 29,709,120
                                                -----------
          INTERNET RETAIL (0.4%)
 46,048   eBay (1)                                2,575,925
 13,022   InterActiveCorp (1)                       478,038
                                                -----------
                                                  3,053,963
                                                -----------
          INTERNET SOFTWARE & SERVICES (0.2%)
 10,833   Getty Images (1)                          484,235
 25,260   Yahoo! (1)                              1,103,862
                                                -----------
                                                  1,588,097
                                                -----------
          INVESTMENT COMPANIES (1.0%)
 76,281   SPDR Trust, Series 1                    8,034,678
                                                -----------
          IT CONSULTING & SERVICES (0.3%)
 29,124   Computer Sciences (1)                   1,153,893
 55,938   Electronic Data Systems                 1,199,870
                                                -----------
                                                  2,353,763
                                                -----------
          LEISURE FACILITIES (0.2%)
 48,457   International
             Game Technology                      1,586,967
                                                -----------
          LEISURE PRODUCTS (0.1%)
 28,184   Callaway Golf                             457,990
                                                -----------
          MACHINERY (1.1%)
 22,448   Caterpillar                             1,644,990
 14,673   Danaher                                 1,215,658
 29,779   Illinois Tool Works                     2,190,246
 11,619   ITT Industries                            789,976
 11,836   John Deere                                717,498
 29,300   Pall                                      685,620
 18,762   SPX (1)                                   902,827
  8,590   Tecumseh Products                         352,018
                                                -----------
                                                  8,498,833
                                                -----------
          MEDIA (4.0%)
 34,729   Cablevision Systems (1)                   701,526
 57,815   Clear Channel
             Communications                       2,360,008
 59,534   Comcast (Non-Voting) (1)                1,941,999
 81,721   Comcast - Class A (1)                   2,771,976
 31,610   COX Communications (1)                  1,076,953
 26,487   Fox Entertainment
             Group (1)                              733,690
 15,662   Gannett                                 1,317,331
 22,161   Interactive Data (1)                      381,169
164,412   Liberty Media (1)                       1,658,917

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                             VALUE
-----------------------------------------------------------
 21,834   McGraw-Hill                           $ 1,461,786
 20,676   Omnicom Group                           1,649,945
345,644   Time Warner (1)                         5,284,897
 26,678   Tribune                                 1,308,556
138,182   Viacom                                  5,509,316
189,069   Walt Disney                             4,280,522
                                                -----------
                                                 32,438,591
                                                -----------
          METALS & MINING (0.6%)
 81,050   Alcoa                                   2,558,749
 37,200   Newmont Mining                          1,628,616
 20,423   Steel Dynamics (1)                        380,480
 39,273   Worthington Industries                    572,600
                                                -----------
                                                  5,140,445
                                                -----------
          MULTI - UTILITIES (0.1%)
 15,698   Questar                                   498,411
                                                -----------
          NETWORKING EQUIPMENT (1.7%)
 12,341   Black Box                                 531,403
552,667   Cisco Systems (1)                      11,594,954
 17,116   Foundry Networks (1)                      398,118
 36,521   Juniper Networks (1)                      657,013
 18,683   Netscreen Technologies (1)                497,341
                                                -----------
                                                 13,678,829
                                                -----------
          OFFICE ELECTRONICS (0.1%)
 88,952   Xerox (1)                                 933,996
                                                -----------
          OIL & GAS DRILLING (0.3%)
 24,958   Diamond Offshore Drilling                 460,475
 47,404   GlobalSantaFe                           1,067,064
 20,019   Noble (1)                                 687,252
                                                -----------
                                                  2,214,791
                                                -----------
          OIL & GAS EQUIPMENT & SERVICES (0.6%)
 24,167   BJ Services (1)                           792,919
 72,038   El Paso Energy                            528,759
 32,263   Hanover Compressor (1)                    341,988
 28,538   National-Oilwell (1)                      544,220
 19,819   Schlumberger                              930,898
 21,365   Spinnaker Exploration (1)                 546,730
 26,487   Tidewater                                 726,009
 30,508   Varco International (1)                   536,636
                                                -----------
                                                  4,948,159
                                                -----------
          OIL & GAS EXPLORATION
             & PRODUCTION (0.6%)
 33,873   Anadarko Petroleum                      1,477,540
 33,557   Devon Energy                            1,627,515
 27,650   MDU Resources Group                       625,708
 41,225   Unocal                                  1,306,008
                                                -----------
                                                  5,036,771
                                                -----------
          OIL & GAS REFINING & MARKETING (0.1%)
 15,768   TEPPCO Partners L.P.                      594,454
                                                -----------
          PAPER & FOREST PRODUCTS (0.5%)
 40,453   Georgia Pacific                         1,063,105
 24,200   International Paper                       952,270
 31,400   Weyerhaeuser                            1,891,222
                                                -----------
                                                  3,906,597
                                                -----------
          PERSONAL PRODUCTS (0.6%)
  5,100   Avon Products, Inc.                       346,596
 23,342   Estee Lauder, Inc                         872,757
114,995   Gillette                                3,668,341
                                                -----------
                                                  4,887,694
                                                -----------
          PHARMACEUTICALS (8.2%)
 93,879   Abbott Laboratories                     4,001,123
183,252   Bristol-Myers Squibb                    4,649,103
 12,564   Delta & Pine Lands                        287,213
 99,469   Eli Lilly                               6,626,625
 16,376   Forest Laboratories (1)                   818,964
241,746   Johnson & Johnson                      12,167,076
190,497   Merck                                   8,429,492
623,008   Pfizer                                 19,687,053
 16,106   Pharmaceutical Product
             Development (1)                        484,307

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

SHARES                                             VALUE
-----------------------------------------------------------
142,268   Schering Plough                       $ 2,172,432
 18,167   SICOR (1)                                 486,876
 25,000   Watson Pharmaceuticals (1)                981,750
117,436   Wyeth                                   5,183,625
                                                -----------
                                                 65,975,639
                                                -----------
          PHOTOGRAPHIC PRODUCTS (0.1%)
 47,300   Eastman Kodak                           1,155,539
                                                -----------
          RAILROADS (0.3%)
 54,200   Norfolk Southern                        1,092,130
 27,400   Union Pacific                           1,715,240
                                                -----------
                                                  2,807,370
                                                -----------
          REAL ESTATE INVESTMENT TRUSTS (0.7%)
 22,700   Annaly Mortgage Management                370,918
 19,379   Boston Properties                         857,521
 11,729   Capital Automotive                        364,889
 24,839   Crescent Real Estate Equity               381,279
 47,200   Equity Office Properties Trust          1,322,072
  9,672   Heritage Property Investment Trust        272,750
 13,837   Hospitality Properties Trust              507,403
  8,654   Kilroy Realty                             250,101
 18,167   Kimco Realty                              756,837
  6,307   Novastar Financial                        465,141
 11,031   Regency Centers                           409,029
                                                -----------
                                                  5,957,940
                                                -----------
          RESTAURANTS (0.4%)
 77,234   McDonald's                              1,931,622
 42,198   Yum! Brands (1)                         1,440,640
                                                -----------
                                                  3,372,262
                                                -----------
          SEMICONDUCTOR EQUIPMENT (0.5%)
 82,096   Applied Material (1)                    1,918,584
 13,200   Integrated Circuit Systems (1)            443,124
 34,930   Microchip Technology                    1,142,560
 24,079   Nvidia (1)                                425,717
                                                -----------
                                                  3,929,985
                                                -----------
          SEMICONDUCTORS (3.6%)
 58,900   Altera (1)                              1,191,547
 12,887   Analog Devices (1)                        571,281
515,791   Intel                                  17,046,892
 42,465   Linear Technology                       1,809,434
 82,110   LSI Logic (1)                             758,696
 38,439   Maxim Integrated Products               1,910,803
 10,371   QLogic (1)                                581,295
128,222   Texas Instruments                       3,708,180
 41,246   Xilinx (1)                              1,307,498
                                                -----------
                                                 28,885,626
                                                -----------
          SPECIALTY STORES (0.4%)
 13,046   Bed, Bath & Beyond (1)                    551,063
 43,250   Charming Shoppes (1)                      283,288
 24,581   Hollywood Entertainment (1)               373,631
 18,381   Linens 'N Things (1)                      542,607
 11,474   Tiffany                                   544,441
 49,595   Toys R Us (1)                             644,735
                                                -----------
                                                  2,939,765
                                                -----------
          SYSTEMS SOFTWARE (3.8%)
 22,700   Adobe Systems                             995,168
 13,697   Imation                                   466,383
 50,379   Micromuse (1)                             405,551
830,436   Microsoft                              21,715,901
450,447   Oracle (1)                              5,387,346
 49,037   Veritas Software (1)                    1,772,688
                                                -----------
                                                 30,743,037
                                                -----------
          TELECOMMUNICATIONS EQUIPMENT (0.7%)
 56,964   Corning (1)                               625,465
146,080   Lucent Technologies (1)                   467,456
 52,319   Motorola Inc.                             707,876

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 2003 (UNAUDITED)

SHARES                                            VALUE
-----------------------------------------------------------
 74,003   Qualcomm                             $  3,515,142
                                               ------------
                                                  5,315,939
                                               ------------
          TEXTILES & APPAREL (0.1%)
  5,675   Nike                                      362,632
 23,347   Polo Ralph Lauren                         709,749
                                               ------------
                                                  1,072,381
                                               ------------
          WIRELESS TELECOMMUNICATION
            SERVICES (0.6%)
146,712   AT&T Wireless (1)                       1,063,662
 32,454   Crown Castle International (1)            410,868
100,799   Nextel Communications (1)               2,439,336
123,055   Sprint - PCS Group (1)                    535,289
 32,400   Western Wireless (1)                      628,560
                                               ------------
                                                  5,077,715
                                               ------------
          Total United States                   766,647,901
                                               ------------
          TOTAL COMMON STOCKS
            (Cost $783,396,480)                 802,301,581
                                               ------------

 PRINCIPAL
  AMOUNT
----------
            SHORT-TERM
             INVESTMENT (0.2%)

$2,062,855  J.P. Morgan Chase
             Time Deposit
             0.52%, due 11/01/03
             (Cost $2,062,855)                    2,062,855
                                               ------------
            TOTAL INVESTMENTS
             (Cost $785,459,335)
             (99.9%)                            804,364,436
            Other Assets
             Less Liabilities (0.1%)                464,550
                                               ------------
            TOTAL NET ASSETS
             (100.0%)                          $804,828,986
                                               ============

------------
(1) -- Non-income producing security.

DISTRIBUTION OF EQUITY INVESTMENTS BY SECTOR

As a Percentage of Net Assets
Diversified Financials                           8.4%
Banks                                            8.3
Pharmaceuticals                                  8.3
Insurance                                        5.1
Media                                            4.4
Integrated Oil & Gas                             4.3
Industrial Conglomerates                         3.9
Systems Software                                 3.8
Semiconductors                                   3.6
Health Care Equipment & Services                 3.5
Diversified Telecommunication Services           3.2
Computer Hardware                                3.1
General Merchandise Stores                       2.7
Beverages                                        2.3
Electric Utilities                               2.3
Food Products                                    2.0
Household Products                               2.0
Commercial Services & Supplies                   1.9
Aerospace & Defense                              1.7
Networking Equipment                             1.7
Biotechnology                                    1.3
Home Improvement Retail                          1.2
Chemicals                                        1.1
Machinery                                        1.1
Oil & Gas Exploration & Production               1.1
Other                                           17.4
                                                ----
Total                                           99.7%
                                                ====

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value - Note 2 .........................................    $ 804,364,436
Foreign currency, at value ...........................................................            5,628
Dividends and tax reclaims receivable ................................................        1,099,268
Prepaid expenses .....................................................................           19,775
Interest receivable ..................................................................            4,767
                                                                                          -------------
   TOTAL ASSETS ......................................................................      805,493,874
                                                                                          -------------
LIABILITIES:
Payable for securities purchased .....................................................         (204,972)
Investment advisory fees .............................................................         (168,478)
Cash overdraft .......................................................................         (146,378)
Custody fee payable ..................................................................           (7,649)
Administration fee payable ...........................................................           (5,545)
Sub-administration fee payable .......................................................           (4,397)
Accrued expenses and other liabilities ...............................................         (127,469)
                                                                                          -------------
   TOTAL LIABILITIES .................................................................         (664,888)
                                                                                          -------------
   NET ASSETS ........................................................................    $ 804,828,986
                                                                                          =============
NET ASSETS CONSIST OF:
Capital paid-in ......................................................................    $ 782,419,404
Undistributed net investment income (loss) ...........................................        1,141,421
Accumulated net realized gain (loss) on investments and foreign currency transactions.        2,363,205
Net unrealized appreciation (depreciation) on investments and foreign currency
translations .........................................................................       18,904,956
                                                                                          -------------
   NET ASSETS ........................................................................    $ 804,828,986
                                                                                          =============
Net asset value, offering and redemption price per share .............................    $       10.28
Total shares outstanding at end of period ............................................       78,261,930
Cost of securities ...................................................................    $ 785,459,335
Cost of foreign currency .............................................................    $       5,643

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2003* (UNAUDITED)

INVESTMENT INCOME:
Dividend income ....................................   $  1,560,766
Interest income ....................................          5,491
Less: Taxes withheld ...............................         (6,055)
                                                       ------------
  TOTAL INCOME .....................................      1,560,202
                                                       ------------
EXPENSES:
Investment advisory fees - Note 3 ..................        237,122
Registration fees ..................................         63,102
Audit fees .........................................         37,500
Insurance ..........................................         20,225
Printing expense ...................................         17,500
Administrative fees - Note 3 .......................          7,712
Custodian fees .....................................          7,648
Legal fees .........................................          7,233
Sub-administrative fees - Note 3 ...................          6,213
Transfer agent fees ................................          6,028
Trustees fees - Note 4 .............................          3,616
Other ..............................................          4,882
                                                       ------------
  TOTAL EXPENSES ...................................        418,781
                                                       ------------
  NET INVESTMENT INCOME ............................      1,141,421
                                                       ------------
NET REALIZED GAIN (LOSS) ON:
Investments sold ...................................      2,361,993
Foreign currency transactions ......................          1,212
                                                       ------------
  Net realized gain (loss) .........................      2,363,205
                                                       ------------
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments ........................................     18,905,101
Foreign currency ...................................           (145)
                                                       ------------
  Net urealized appreciation (depreciation) ........     18,904,956
                                                       ------------
  REALIZED AND UNREALIZED GAIN (LOSS) ..............     21,268,161
                                                       ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $ 22,409,582
                                                       ============

* The Fund commenced operations on September 17, 2003

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED OCTOBER 31, 2003* (UNAUDITED)

                                                                                        PERIOD ENDED
                                                                                      OCTOBER 31, 2003
                                                                                      ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss) .......................................................   $   1,141,421
Net realized gain (loss) ...........................................................       2,363,205
Change in net unrealized appreciation (depreciation) ...............................      18,904,956
                                                                                       -------------
  Net increase (decrease) in net assets from operations ............................      22,409,582
                                                                                       -------------
CAPITAL SHARE TRANSACTIONS (1):
Proceeds from shares sold ..........................................................     786,555,365
Cost of shares redeemed ............................................................      (4,235,961)
                                                                                       -------------
  Net increase (decrease) in net assets resulting from capital share transactions...     782,319,404
                                                                                       -------------
  Total Increase (Decrease) in Net Assets ..........................................     804,728,986
  Net Assets, Beginning of Period ..................................................         100,000
                                                                                       -------------
  Net Assets, End of Period ........................................................   $ 804,828,986
                                                                                       =============
  Net assets include undistributed net investment income (loss) ....................   $   1,141,421
                                                                                       =============
(1) SHARE TRANSACTIONS:
Shares sold ........................................................................      78,665,141
Shares redeemed ....................................................................        (413,211)
                                                                                       -------------
  Net increase (decrease) in shares outstanding ....................................      78,251,930
                                                                                       =============

* The Fund commenced operations on September 17, 2003

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHT THE PERIOD ENDED OCTOBER 31, 2003* (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD .....................   $     10.00
                                                             -----------
INVESTMENT OPERATIONS:
Net Investment Income (Loss) .............................          0.25
Net Realized and Unrealized Gain (Loss) on Investments ...          0.03
                                                             -----------
  Total from Investment Operations .......................          0.28
                                                             -----------
  Net Asset Value, End of Period .........................   $     10.28
                                                             ===========
  Total Return (a) .......................................          2.80%
                                                             ===========
RATIOS AND SUPPLEMENTAL DATA:
Net Assets at End of Period (000's) ......................   $   804,829
Ratio of Expenses to Average Net Assets ..................          0.43%(b)
Net investment income (loss) to Average Net Assets .......          1.18%(b)
Portfolio Turnover Rate ..................................            11%(c)

-----------------------
(a) Total return calculation is not annualized.

(b) Annualized.

(c) Not annualized.

* Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.

SCHRODER NORTH AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Schroder Global Series Trust (the "Trust") is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 27, 2003. The Trust's Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Schroder North American Equity Fund (the "Fund") is the only series of shares currently comprising the Trust and commenced operations on September 17, 2003.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Fund's Board of Trustees ("Trustees").

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Fund's policy that it take into possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities in certain foreign countries are accrued on realized gains and unrealized appreciation.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized on the effective interest method. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

DERIVATIVE INSTRUMENTS: The Fund may purchase and sell a variety of "derivative" instruments (for example options or futures) in order to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. The Fund's use of derivative instruments involves the risk the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses certain types of derivative

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Under an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and Schroder Investment Management North America Inc. ("Schroder"), which was approved by the Board of Trustees of the Trust and the shareholder of the Fund in July 2003, Schroder, at its expense, provides the Fund with investment advisory services. Schroder also manages the Fund's other affairs and business. Schroder has retained its affiliate, Schroder Investment Management North America Ltd. ("SIMNA Ltd."), to serve as sub-adviser responsible for day-to-day investment decisions for the Fund.

Under the Advisory Agreement, Schroder is required to continuously furnish the Fund investment programs consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. As compensation for services provided to the Fund pursuant to the Advisory Agreement, Schroder is entitled to receive from the Fund a fee, computed and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. As compensation for SIMNA Ltd.'s services as sub-adviser to the Fund, Schroder pays Schroder Ltd. 25% of the investment adviser fees Schroder receives from the Fund.

On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc. ("Schroder Advisors") provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of Schroder and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust. For its services, Schroder Advisors receives no compensation. J.P. Morgan Investor Services Co. ("Morgan") serves as sub-administrator to the Fund and receives a fee from the Fund for its services. Morgan is paid compensation by the Fund for its services as sub-administrator as follows: For Fund Administration

SCHRODER NORTH AMERICAN EQUITY FUND

OCTOBER 31, 2003 (UNAUDITED)

services, Morgan will be paid a monthly fee based on an annual rate of $24,000 plus 0.0035 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0020 of 1% of the Fund's average daily net assets in excess of $1 billion. For Fund Accounting services, Morgan will be paid a monthly fee based on an annual rate of $30,000 plus 0.0040 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0030 of 1% of the Fund's average daily net assets in excess of $1 billion.

NOTE 4 -- TRUSTEES' FEES:

The Fund pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Advisors, Trustees who are not interested persons of the Fund, Schroder, SIMNA Ltd. or Schroder Advisors receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such Funds receive an additional $1,000 per year. Trustees' fees are allocated among the various Funds. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the period ended October 31, 2003 were $865,902,948 and 84,868,461, respectively.

NOTE 6 -- FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for transactions in certain futures and options, foreign currency transactions, non-taxable dividends, investments in passive foreign investment companies, gains resulting from distributions in-kind and losses deferred due to wash sales. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions from short term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.

SCHRODER NORTH AMERICAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
OCTOBER 31, 2003 (UNAUDITED)

At October 31, 2003, the identified cost for Federal income tax purposes of investments owned by the Fund was $785,459,335, and its gross unrealized appreciation and depreciation were $35,398,958 and $16,493,857, respectively.

NOTE 7 -- BENEFICIAL INTEREST

As of October 31, 2003, shareholders of the Fund with ownership of 5% or greater included 3 shareholders, comprising ownership of 28.6% of the aggregate shares outstanding.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable -- required only for reporting periods ending after January 1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from the registrant's commencement of investment operations (September 17, 2003) through October 31, 2003 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), and Section 906 of the Sarbanes Oxley Act of 2002 also accompany this filing as an Exhibit.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schroder Global Series Trust
              ------------------------------------------------------------------

By:     /s/ Catherine A. Mazza
   -----------------------------------------------------------------------------
Name:   Catherine A. Mazza
Title:  Principal Executive Officer
Date:   12/29/2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Catherine A. Mazza
   -----------------------------------------------------------------------------
Name:   Catherine A. Mazza
Title:  Principal Executive Officer
Date:   12/29/2003

By:     /s/ Alan M. Mandel
   -----------------------------------------------------------------------------
Name:   Alan M. Mandel
Title:  Treasurer and Chief Financial Officer
Date:   12/29/2003


                                       3